Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

	December 31, 2018	December 31, 2017
	(in thousands)
Opening goodwill	$769,058	$616,088
Current year acquisitions	—	129,222
Prior period acquisition (note 4 (a))	1,048	1,393
Foreign exchange movement	(13,846)	22,355
Closing goodwill	$756,260	$769,058

The Company has made a number of strategic acquisitions since inception to enhance its capabilities and experience in certain areas of the clinical development process. Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises of the acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company acquired Mapi Développement SAS ('Mapi') during the year-ended December 31, 2017 resulting in the recognition of goodwill of $130.3 million (note 4 (a)).

The Company tests goodwill annually for impairment or whenever events occur which may indicate impairment. The results of the Company's goodwill impairment testing assessed at September 30, 2018 during the year ended December 31, 2018 provided no evidence of impairment and indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.
(a) Acquisitions - Mapi Group

On July 27, 2017, a subsidiary of the Company, ICON Clinical Research Limited, acquired Mapi Group. Mapi Group is a leading patient-centered health outcomes research and commercialization company. Cash outflows on acquisition were $145.8 million. The acquisition agreement provided for working capital targets to be achieved. On March 26, 2018, the Company paid $1.6 million in respect of these targets on completion of the working capital review.

The acquisition of Mapi has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the Company’s assessment of the fair values of the assets acquired and liabilities assumed:

July 27, 2017
(in thousands)
Cash	19,649
Property, plant and equipment	4,872
Goodwill*	130,270
Order book	13,012
Customer list	18,392
Accounts receivable	15,874
Unbilled revenue	6,984
Prepayments and other current assets	2,587
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(2,994)
Payments on account	(31,445)
Other liabilities	(24,952)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)
Net assets acquired	$145,776

Cash outflows	$144,131
Working capital adjustment	1,645
Total consideration	$145,776

*Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices. Goodwill related to the business acquired is not tax deductible. In finalizing the goodwill on acquisition of Mapi in the twelve month period from acquisition, fair value adjustments were made which resulted in increases in other liabilities ($3.9 million), plant and equipment ($1.7 million) and accounts receivable ($1.7 million) and income taxes receivable ($1.5 million) and decreases in unbilled revenue ($4.8 million), prepayments and other current assets ($1.9 million) and other receivables ($1.0 million) and in payment on account ($2.6 million) and non-current deferred tax liability ($9.1 million). Customer list and order backlog assets were also finalized.

The proforma effect of the Mapi acquisition if completed on January 1, 2016 would have resulted in net revenue, net income and earnings per share for the fiscal years ending December 31, 2017 and December 31, 2016 as follows:

	Year Ended
	2017	2016
	(in thousands)
Net revenue	$1,811,018	$1,750,643
Net income	$284,903	$263,101
Basic earnings per share	$5.26	$4.76
Diluted earnings per share	$5.19	$4.66

(b) Acquisition of ICON Government & Public Health Solutions (formerly Clinical Research Management (ClinicalRM))

On September 15, 2016, a subsidiary of the Company, ICON US Holdings Inc. acquired ICON Government & Public Health Solutions (''GPHS'') (formerly Clinical Research Management (ClinicalRM)) which resulted in net cash outflows of $52.4 million (including certain payments made on behalf of GPHS totaling $9.2 million). GPHS is a full-service CRO specializing in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. The organization helps customers progress their products to market faster with a wide array of research, regulatory and sponsor services within the U.S. and around the globe. GPHS provide full service and functional research solutions to a broad range of US government agencies. Their extensive expertise extends across basic and applied research, infectious diseases, vaccines development, testing and the response to bio-threats. They have worked in collaboration with government and commercial customers to respond to the threat of global viral epidemics. Further consideration of up to $12.0 million was payable if certain performance milestones are achieved in respect of periods up to December 31, 2017. The fair value of the contingent consideration on acquisition and at March 31, 2017, was estimated at $6.0 million. The evaluation of the performance and forecast performance of GPHS against performance milestones was updated as required at June 30, 2017. Arising from that evaluation, the fair value of the contingent consideration liability was determined as $Nil, resulting in a net credit of $6.0 million being recorded within selling, general & administrative expenses in the Consolidated Statement of Operations during the year ended December 31, 2017.

The acquisition of GPHS has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed:

September 15, 2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	35,969
Customer lists	4,012
Order backlog	1,668
Brand	1,409
Accounts receivable	11,431
Unbilled revenue	3,868
Prepayments and other current assets	1,673
Accounts payable	(165)
Other liabilities	(5,569)
Non-current other liabilities	(7)
Net assets acquired	$58,396

Total consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible. In finalizing the goodwill on acquisition of GPHS in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase to unbilled revenue ($1.1 million) and other liabilities ($1.1 million) and in a decrease to accounts receivable ($0.3 million) and accounts payable ($0.5 million). Customer list, order backlog and brand intangible asset values were also finalized.

The proforma effect of the GPHS acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2016 and December 31, 2015 as follows:

	Year Ended December 31,
	2016	2015
	(in thousands)
Net revenue	$1,713,245	$1,639,085
Net income	$266,148	$244,167
Basic earnings per share	$4.82	$4.16
Diluted earnings per share	$4.72	$4.05

(c) Acquisition of PMG

On December 4, 2015, a subsidiary of the Company, ICON Clinical Research LLC. acquired PMG for cash consideration of $65.4 million, including certain payments on behalf of PMG totaling $10.1 million. PMG is an integrated network of 52 clinical research sites in North Carolina, South Carolina, Tennessee, Illinois and Iowa. The site network includes wholly owned facilities and dedicated clinical research sites. PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies. It has a proprietary database of clinical trial participants. It also has access to in excess of 2 million active patients via electronic medical records through its partnerships with health care institutions and community physical practices.